Organization - Common shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Mar. 18, 2016
Class of Stock [Line Items]
Common shares, shares issued	100,000,000	100,000,000	1
Percentage ownership	99.70%	99.70%	100.00%
Class B Shares [Member]
Class of Stock [Line Items]
Common shares, shares issued	345,644	255,492